Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Revenue:
Total Revenue	$ 1,427,576	$ 2,014,332	$ 6,891,223	$ 9,209,329	$ 8,363,600
Costs of revenue	1,016,848	1,227,274	4,153,190	5,686,451	5,888,945
Gross profit	410,728	787,058	2,738,033	3,522,878	2,474,655
Operating expenses
General and administrative expenses	881,219	825,800	3,273,332	2,374,012	1,970,150
Facilities expense	187,381	146,917	736,062	917,348	436,877
Professional fees	178,738	22,396	359,077	78,007	36,026
Depreciation expense	5,666	5,666	22,663	19,506	18,262
Right of use amortization	23,130	18,482	92,054	73,124	49,623
Total Operating Expenses	1,276,134	1,019,261	4,483,188	3,461,997	2,510,938
Operating loss	(865,406)	(232,203)	(1,745,155)	60,881	(36,283)
Other (expense) income:
Interest expense	(53,736)	(9,523)	(89,178)	(35,153)	(9,747)
Net loss before income taxes	(919,142)	(241,726)
Loss on debt extinguishment			(28,350)
Total other (expense) income			(117,528)	(35,153)	(9,747)
Provision for income taxes
Net loss	$ (919,142)	$ (241,726)	$ (1,862,683)	$ 25,728	$ (46,030)
Basic net loss per share (in Dollars per share)	$ (0.08)	$ (0.02)	$ (0.76)	$ 0.01	$ (0.02)
Diluted net loss per share (in Dollars per share)	$ (0.08)	$ (0.02)	$ (0.76)	$ 0.01	$ (0.02)
Weighted average shares outstanding – basic (in Shares)	11,263,633	11,263,633	2,466,241	2,218,700	2,218,700
Weighted average shares outstanding – diluted (in Shares)	11,263,633	11,263,633	3,888,548	2,427,678	2,255,676
Service fees
Revenue:
Total Revenue	$ 759,706	$ 959,440	$ 4,766,079	$ 7,386,214	$ 5,487,304
Engineering fees
Revenue:
Total Revenue	154,829	250,669	1,593,475	1,318,853	1,099,771
Materials
Revenue:
Total Revenue	$ 513,041	$ 804,223	531,669	500,020	1,776,525
Other
Revenue:
Total Revenue				$ 4,242